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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada     February 10, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     119
Form 13F Information Table Value Total:  510,298 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES            COM                 2824100   1,576.3     33,080 SH          SOLE
ABERCROMBIE & FITCH CO 'A'     CL A                2896207   3,381.2     58,990 SH          SOLE
ADOBE SYSTEMS INC.             COM               00724f101   3,048.2     99,570 SH          SOLE
ALLSTATE CORPORATION           COM                20002101  13,579.8    428,280 SH          SOLE
ALTRIA GROUP INC.              COM               02209S103   8,988.5    367,070 SH          SOLE
AMERICAN CAPITAL AGENCY CORP.  COM               02503X105   4,407.8    154,200 SH          SOLE
AMERICAN TOWER CORP-CL A       CL A               29912201   1,501.3     29,230 SH          SOLE
APOLLO INVESTMENT CORP.        COM               03761U106   3,114.6    282,880 SH          SOLE
APPLE INC.                     COM                37833100  16,723.0     52,126 SH          SOLE
AT&T INC.                      COM               00206R102   3,144.2    107,600 SH          SOLE
AUTOMATIC DATA PROCESSING      COM                53015103   1,682.4     36,550 SH          SOLE
BARRICK GOLD CORPORATION       COM                67901108     701.4     13,260 SH          SOLE
BECTON, DICKINSON & COMPANY    COM                75887109  11,658.8    138,690 SH          SOLE
BLACKROCK INC.                 COM               09247X101   6,264.7     33,050 SH          SOLE
BRISTOL MYERS SQUIBB COMPANY   COM               110122108   3,031.9    115,119 SH          SOLE
BROOKFIELD PROPERTIES CORP     COM               112900105     494.5     28,360 SH          SOLE
CARIBOU COFFEE CO INC          COM               142042209   2,498.5    249,210 SH          SOLE
CDN PACIFIC RAILWAY LTD        COM               13645T100     330.7      5,130 SH          SOLE
CGI GROUP INC - CL A           CL A SUB VTG      39945C109     761.2     44,340 SH          SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      35.7     21,351 SH          SOLE
CINEMARK HOLDINGS INC          COM               17243V102  12,591.0    734,300 SH          SOLE
CISCO SYSTEMS INC.             COM               17275R102   2,783.5    138,340 SH          SOLE
CIT GROUP INC.                 COM NEW           125581801   3,751.4     80,080 SH          SOLE
COACH INC.                     COM               189754104   6,601.4    120,000 SH          SOLE
COCA-COLA COMPANY              COM               191216100   3,264.2     49,900 SH          SOLE
COWEN GROUP INC - CLASS A      CL A              223622101     640.7    137,360 SH          SOLE
DARDEN RESTAURANTS INC.        COM               237194105  13,075.7    283,090 SH          SOLE
DISCOVER FINANCIAL SERVICES    COM               254709108   2,176.2    118,080 SH          SOLE
DORMAN PRODUCTS INC            COM               258278100   1,867.7     51,818 SH          SOLE
DUPONT (E.I.) DE NEMOURS       COM               263534109  15,170.9    305,800 SH          SOLE
EXPEDIA INC.                   COM               30212P105   8,634.8    346,020 SH          SOLE
EXXON MOBIL CORPORATION        COM               30231G102   4,225.3     58,100 SH          SOLE
FAIRFAX FINANCIAL HOLDINGS LTD SUB VTG           303901102   2,647.8      6,500 SH          SOLE
FREEPORT McMORAN COPPER & GOLD COM               35671D857   1,896.7     15,880 SH          SOLE
GENERAL DYNAMICS CORP.         COM               369550108     527.9      7,480 SH          SOLE
GENERAL GROWTH PROPERTIES      COM               370023103  14,436.3    937,640 SH          SOLE
GENERAL MILLS INC.             COM               370334104   4,151.1    117,270 SH          SOLE
GOLDCORP INC.                  COM               380956409     374.1      8,180 SH          SOLE
GOLDMAN SACHS GROUP INC.       COM               38141G104   4,047.5     24,200 SH          SOLE
GOOGLE INC. 'A'                CL A              38259P508   1,401.3      2,372 SH          SOLE
GUESS? INC                     COM               401617105     269.2      5,720 SH          SOLE
H. J. HEINZ COMPANY            COM               423074103   6,075.3    123,500 SH          SOLE
HERSHEY COMPANY                COM               427866108   3,539.2     75,470 SH          SOLE
HEWLETT-PACKARD CO.            COM               428236103   4,454.0    106,370 SH          SOLE
HILLENBRAND INC                COM               431571108     752.6     36,360 SH          SOLE
HITTITE MICROWAVE CORP         COM               43365Y104   8,413.8    138,590 SH          SOLE
HOME DEPOT INC.                COM               437076102   3,643.6    104,490 SH          SOLE
HOWARD HUGHES CORP.            COM               44267D107   1,789.4     33,059 SH          SOLE
HSN INC                        COM               404303109  10,046.5    329,560 SH          SOLE
IHS INC-CLASS A                CL A              451734107     335.8      4,200 SH          SOLE
INTEL CORPORATION              COM               458140100   7,885.3    376,990 SH          SOLE
INT'L. BUSINESS MACHINES       COM               459200101     291.9      2,000 SH          SOLE
INTUIT INC.                    COM               461202103   5,775.2    117,780 SH          SOLE
INVESCO MORTGAGE CAPITAL       COM               46131B100     285.2     13,130 SH          SOLE
IPATH S&P 500 VIX M/T FU ETN   IPATH S&P MT ETN  06740C519     255.1      3,900 SH          SOLE
JOHNSON & JOHNSON              COM               478160104   1,327.5     21,580 SH          SOLE
JP MORGAN CHASE & CO.          COM               46625H100   4,729.5    112,098 SH          SOLE
KAPSTONE PAPER & PACKAGING COR COM               48562P103   2,045.6    134,425 SH          SOLE
KELLOGG COMPANY                COM               487836108   1,021.2     20,100 SH          SOLE
KKR & CO LP                    COM UNITS         48248M102   5,758.8    407,750 SH          SOLE
KRAFT FOODS INC - CLASS A      CL A              50075N104  25,132.0    801,920 SH          SOLE
LAMAR ADVERTISING COMPANY 'A'  CL A              512815101   3,455.3     87,200 SH          SOLE
LEAR CORPORATION               COM NEW           521865204   3,288.9     33,500 SH          SOLE
LIMITED INC.                   COM               532716107   4,329.1    141,640 SH          SOLE
LORILLARD INC.                 COM               544147101   9,002.3    110,300 SH          SOLE
LOWE'S COS INC.                COM               548661107   3,399.9    136,300 SH          SOLE
MAGNA INTERNATIONAL INC-CL A   CL A              559222401     857.0     16,570 SH          SOLE
MATTEL INC.                    COM               577081102   1,993.6     78,820 SH          SOLE
MCDONALDS CORP.                COM               580135101  20,968.0    274,646 SH          SOLE
MEAD JOHNSON NUTRITION CO.     COM               582839106  19,157.4    309,421 SH          SOLE
MEDIDATA SOLUTIONS INC         COM               58471A105   4,277.3    180,090 SH          SOLE
MGM RESORTS INTERNATIONAL      COM               552953101   1,610.5    109,040 SH          SOLE
MICROS SYSTEMS INC             COM               594901100     309.7      7,100 SH          SOLE
MICROSOFT CORPORATION          COM               594918104   3,129.3    112,730 SH          SOLE
MORGAN STANLEY                 COM NEW           617446448   6,655.9    245,940 SH          SOLE
MOTORCAR PARTS OF AMERICA INC. COM               620071100   2,398.6    184,940 SH          SOLE
MURPHY OIL CORP                COM               626717102     542.0      7,310 SH          SOLE
NATIONAL CINEMEDIA INC.        COM               635309107   3,528.8    178,200 SH          SOLE
OMNIVISION TECHNOLOGIES INC.   COM               682128103  13,965.2    474,200 SH          SOLE
ORACLE CORPORATION             COM               68389X105  11,409.8    366,510 SH          SOLE
O'REILLY AUTOMOTIVE INC.       COM               686091109   1,472.3     24,500 SH          SOLE
PACKAGING CORP. OF AMERICA     COM               695156109   1,459.8     56,800 SH          SOLE
PAYCHEX INC.                   COM               704326107   2,545.5     82,800 SH          SOLE
PEPSICO INC.                   COM               713448108   1,358.0     20,900 SH          SOLE
PETROHAWK ENERGY CORP          COM               716495106     226.7     12,490 SH          SOLE
PF CHANG'S CHINA BISTRO INC.   COM               69333Y108   1,399.2     29,030 SH          SOLE
PFIZER INC.                    COM               717081103   3,922.5    225,230 SH          SOLE
PHILIP MORRIS INT'L INC.       COM               718172109   1,563.6     26,860 SH          SOLE
PNC FINANCIAL SERVICES GROUP   COM               693475105   1,486.2     24,610 SH          SOLE
POTASH CORP. OF SASKATCHEWAN   COM               73755L107     463.5      3,010 SH          SOLE
PRECISION DRILLING CORP        COM 2010          74022D308     809.7     84,010 SH          SOLE
PRICELINE.COM INC.             COM NEW           741503403   1,703.6      4,287 SH          SOLE
PROCTER & GAMBLE COMPANY       COM               742718109   3,832.6     59,900 SH          SOLE
QUAD GRAPHICS INC.             COM CL A          747301109  10,160.1    247,584 SH          SOLE
REGAL ENTERTAINMENT GROUP 'A'  CL A              758766109  12,283.2  1,051,950 SH          SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604   1,970.1     36,879 SH          SOLE
RESEARCH IN MOTION             COM               760975102     273.5      4,731 SH          SOLE
RESOLUTE ENERGY CORP.          COM               76116A108     503.5     34,297 SH          SOLE
RYLAND GROUP INC.              COM               783764103     201.4     11,890 SH          SOLE
SCORPIO TANKERS INC.           COM               Y7542C106  11,251.2  1,118,920 SH          SOLE
SCRIPPS NETWORKS INTER-CL A    CL A COM          811065101   4,636.5     90,080 SH          SOLE
SEABOARD CORP                  COM               811543107   2,130.7      1,076 SH          SOLE
SEMGROUP CORP-CLASS A          CL A              81663A105   5,628.1    208,270 SH          SOLE
SIX FLAGS ENTERTAINMENT CORP   COM               83001A102  11,832.5    218,690 SH          SOLE
SOUTHWESTERN ENERGY CO.        COM               845467109     243.1      6,530 SH          SOLE
SPDR GOLD TRUST                GOLD SHS          78463V107   2,662.8     19,300 SH          SOLE
SPECTRUM BRANDS HOLDINGS INC.  COM               84763R101   2,615.9     84,379 SH          SOLE
SPECTRUM CONTROL INC.          COM               847615101     312.2     20,941 SH          SOLE
STARBUCKS CORP.                COM               855244109   5,408.3    169,240 SH          SOLE
TEVA PHARMACEUTICAL INDS.ADR   ADR               881624209   1,846.1     35,605 SH          SOLE
TEXAS ROADHOUSE INC. 'A'       CL A              882681109   1,613.5     94,480 SH          SOLE
TYCO INTERNATIONAL LTD.        SHS               H89128104     301.7      7,320 SH          SOLE
ULTRA PETROLEUM CORP.          COM               903914109   1,878.6     39,540 SH          SOLE
VALE SA-SP ADR                 ADR               91912E105     360.7     10,490 SH          SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW     92857W209   5,782.8    219,900 SH          SOLE
WAL-MART STORES INC.           COM               931142103   1,247.6     23,260 SH          SOLE
WATERS CORP.                   COM               941848103     345.5      4,470 SH          SOLE
WENDY'S/ARBY'S GROUP INC-A     COM               950587105   2,915.5    634,490 SH          SOLE
WINDSTREAM CORP                COM               97381W104     354.0     25,530 SH          SOLE

                               $ VALUE (IN THOUSANDS)        510,298                            # SECURITIES 119
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